Note 4 - Leases - Lease Cost (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Finance lease – amortization of ROU asset	$ 102,689	$ 100,728
Finance lease – interest on lease liability	6,202	8,164
Operating lease expense	58,536	56,286
Lease, Cost, Total	$ 167,427	$ 165,178